Earnings per share	12 Months Ended
Jun. 30, 2022
Earnings per share [Abstract]
Earnings per share
Note 24.  Earnings per share
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)	Year ended 30 June 2020 (restated*)
	US$’000	US$’000	US$’000

Loss after income tax	(419,770)	(60,390)	(2,142)

	Number	Number	Number

Weighted average number of shares used in calculating basic earnings per share	40,941,074	20,629,327	16,117,168

Weighted average number of shares used in calculating diluted earnings per share	40,941,074	20,629,327	16,117,168

	Cents	Cents	Cents

Basic earnings per share	(1,025.30)	(292.74)	(13.29)
Diluted earnings per share	(1,025.30)	(292.74)	(13.29)

As the Group has recorded a loss after tax for all years presented, any potential ordinary shares are antidilutive.